JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

June 10, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

JPMorgan Research Market Neutral Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated March 1, 2020, as supplemented May 20, 2020. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated May 20, 2020 for the Fund.

Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.

Very truly yours,

/s/ Zach Vonnegut-Gabovitch
Zach Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase